Share based payment plans (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of terms and conditions of share-based payment plan arrangements of the parent [text block]
	2018	2017	2016
Outstanding at January 1*	1,458,360	1,681,000	1,401,852
Granted	2,000	−	350,000
Forfeited / Cancelled	(69,104)	(119,784)	(70,852)
Exercised	(73,207)	(102,856)	−
Outstanding at December 31*	1,318,049	1,458,360	1,681,000
Exercisable at December 31	252,793	−	−

Disclosure of terms and conditions of share-based payment plan arrangements of the 2013 warrant plan [text block]
	2018	2017	2016
Outstanding at January 1	320,640	435,096	439,896
Granted	−	−	−
Forfeited / Cancelled	(1,500)	(11,600)	(4,800)
Exercised	(19,100)	(102,856)	−
Outstanding at December 31	300,040	320,640	435,096
Exercisable at December 31	89,892	−	−

Disclosure of terms and conditions of share-based payment plan arrangements of the IPO warrant plan [text block]
	2018	2017	2016
Outstanding at January 1	671,503	727,599	772,859
Granted	−	−	−
Forfeited / Cancelled	(42,209)	(56,096)	(45,260)
Exercised	(40,242)	−	−
Outstanding at December 31	589,052	671,503	727,599
Exercisable at December 31	114,012	−	−

Disclosure of terms and conditions of share-based payment plan arrangements of the 2015 warrant plan [text block]
	2018	2017	2016
Outstanding at January 1	329,000	350,000	−
Granted	2,000	−	350,000
Forfeited / Cancelled	(5,800)	(21,000)	−
Exercised	−	−	−
Outstanding at December 31	325,200	329,000	350,000
Exercisable at December 31	32,700	−	−

Disclosure of inputs into the model of equity settled share-based payment plans [text block]
	2015 (Sept 16)	2015 (Nov)	IPO 2014 (Nov)	IPO 2014 (June)	2013(Dec) *	2013(Oct) *
Return dividend	0%	0%	0%	0%	0%	0%
Expected volatility	47%	47%	50%	46%	50%	53%
Risk-free interest rate	0.24%	1.17%	1.12%	1.70%	2.56%	2.43%
Expected life	4.30	5.50	5.50	5.50	5.50	5.50
Exercise price (in €)	6.45	8.81	8.81	8.81	8.54	7.86
Stock price (in €)	6.42	8.08	8.67	8.81	18.09	18.09
Fair value SAR (in €)	2.41	3.30	3.94	3.83	12.23	12.77

Disclosure of terms and conditions of share-based payment plan arrangements of the cash-settled plans [text block]
	2,018	2,017	2,016
Outstanding at January 1	137,217	168,305	189,097
Granted	−	−	−
Forfeited / Cancelled	(19,595)	(31,088)	(20,792)
Exercised	(13,865)	−	−
Outstanding at December 31	103,757	137,217	168,305
Exercisable at December 31	16,189	−	−

Disclosure of inputs into the model of cash settled share-based payment plans [text block]
	2018	2017	2016
Return dividend	0%	0%	0%
Expected volatility	49%	49%	50%
Risk-free interest rate	0.77%	0.73%	0.55%
Expected life	1.25	2.25	3.25
Exercise price (in €)	8.81	8.81	8.81
Stock price (in €)	17.49	10.61	7.30
Fair value SAR (in €)	9.09	3.85	2.17

Disclosure of terms and conditions of share-based payment plan arrangements of the Rapidfit+ plan [text block]
	2018	2017	2016
Outstanding at January 1	199	199	199
Granted	−	−	−
Forfeited / Cancelled	−	−	−
Exercised	−	−	−
Outstanding at December 31	199	199	199
Exercisable at December 31	−	−	−

Disclosure of inputs into the model of the Rapidfit+ plan [text block]
2014
Return dividend	0%
Expected volatility	50%
Risk-free interest rate	2.29%
Expected life	5.5
Exercise price	553.9
Fair value option	262.7